Borrowings (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2019 MXN ($)
Borrowings (Textual)
Fair value of borrowings	$ 679,188
Description of loans	The loans with financial institutions referred to above contain restrictive covenants, which require the Group (i) to continue to perform the same type of activities and businesses, maintaining their legal existence, (ii) complying with all applicable laws, (ii) having its combined financial statements audited by internationally recognized auditors authorized by the financial institution, (iii) paying all applicable taxes, (iv) obtaining all licenses and permits required by government to operate, (v) keeping assets and businesses insured against loss or damage, (vi) not to obtain additional loans exceeding Ps. 100,000 or 60% of earnings before interest, taxes, depreciation and amortization (EBITDA) of the immediately preceding year, (vii) not to incur liens on the Group's assets, (viii) not to give or sell any rights of financial documents and (ix) not to pay dividends in an amount greater than Ps. 200,000; except in 2019 when it was permited to pay up to Ps. 350,000. It is important to mention that additional debt may be obtained, or dividends may be paid in amounts greater than those stipulated in the contract if prior consent from such financial institution is obtained.
Line of credit agreement, description	The line of credit agreement with MCRF P, S.A. de C.V. SOFOM, E.N.R. contains the following financial covenants: a) To maintain a leverage ratio equal to or lower than 3.0 during 2018; and 2.5 from January 1, 2019, until the contract expiration date. b) To maintain a coverage interest ratio equal to or greater than 2.5 during all term of the contract. c) Not to maintain the equity book value lower than Ps. 100,000. d) To maintain a minimum cash and cash equivalents balance of Ps. 40,000 The line of credit agreement with Banamex contains the following financial covenants: a) To maintain a short-term debt coverage ratio not lower than 1.5. b) To maintain a total debt coverage ratio not greater than 3.0. c) To maintain a leverage ratio not greater than 7.0. d) To maintain a minimum cash and cash equivalents balance of Ps. 40,000
MCRF P, S.A. de C.V. SOFOM, E.N.R. [Member]
Borrowings (Textual)
Credit amount	$ 600,000
Interest rate	13.10%
Banamex [Member]
Borrowings (Textual)
Credit amount	$ 400,000
Unsecured line of credit with Banamex [Member]
Borrowings (Textual)
Credit amount	80,000
Unsecured line of credit with Banamex one [Member]
Borrowings (Textual)
Credit amount	$ 1,800